Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended		0 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Jul. 02, 2012 Julian Graves	Jun. 30, 2012 Julian Graves	Sep. 30, 2012 Julian Graves	Sep. 30, 2011 Julian Graves	Sep. 30, 2012 Le Naturiste	Sep. 30, 2011 Le Naturiste	Aug. 31, 2012 Le Naturiste
Discontinued Operations
Sales price of assets and liabilities													$ 1,600
Results of discontinued operations
Net sales									43,999	74,876	17,228	19,188
Impairments and deconsolidation loss									(27,509)
Loss on sale of business											(3,088)
Operating loss before income taxes									(27,682)	(2,855)	(4,431)	(924)
Income tax benefit									9,065	999
Loss, net of income taxes	(9,029)	(13,925)	(768)	674	(23,048)	(2,780)			(18,617)	(1,856)	(4,431)	(924)
Additional disclosures
Impairments of Julian Graves assets								20,106
Deconsolidation loss							$ 7,403